RELATED PARTY TRANSACTIONS - Consolidated Statements of Financial Position (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Trade and other receivables	€ 18,641	€ 16,628
Trade payables and other liabilities	(21,846)	(19,549)
Deferred consideration - current	(1,513)	(1,176)
Deferred consideration - Noncurrent	(1,426)	(2,121)
Key Managerial Personnel, Board of Directors and Wild Streak and Spin Vendors
RELATED PARTY TRANSACTIONS
Trade and other receivables	40	8
Trade payables and other liabilities	(1,945)	(2,019)
Deferred consideration - current	(1,513)	(1,176)
Deferred consideration - Noncurrent	(1,426)	(2,121)
Net related party payable	€ (4,844)	€ (5,308)